Prepayments for current assets	12 Months Ended
Mar. 31, 2022
Disclosure of Prepayments for current assets [Abstract]
Disclosure of prepayments and other assets [text block]

14.	Prepayments for current assets

Prepayments for current assets comprise of the following:

	March 31, 202 2	March 31, 2021
Prepayments for purchase of bandwidth	47,262	42,289
Prepayments related to insurance	859	3,636
Prepayments-others	559,840	469,965
	607,961	515,890